DISPOSITIONS	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Dispositions [Text Block]
DISPOSITIONS

Construction

During the year ended December 31, 2016, the Company sold certain portions of its former Construction segment, including the following products: midi/mini excavators, wheeled excavators, compact wheel loaders, and components, primarily in Europe. The Company recognized a loss of  $8.1 million ($5.6 million after-tax) related to sale of its components assets, of which $4.0 million was recorded in COGS and $4.1 million was recorded in SG&A in the Consolidated Statement of Income (Loss). The Company received total proceeds of approximately $60 million and recognized a gain of $7.2 million ($3.3 million after-tax) within SG&A related to sale of its midi/mini excavators, wheeled excavators, and compact wheel loader business shares and assets. The remaining unsold assets and liabilities of the Company’s former Construction segment at December 31, 2016 are reported in the Consolidated Balance Sheet as held for sale.

A.S.V. Inc.

On December 19, 2014, the Company completed the sale of 51% of A.S.V., Inc. to Manitex International, Inc. (“Manitex”), resulting in a joint venture in compact track loaders and skid steers that is 51% owned by Manitex and 49% owned by Terex and accounted for the investment under the equity method of accounting. The Company recognized a gain of approximately $17 million on this sale in SG&A on the Consolidated Statement of Income (Loss).

Demag Cranes and Components Pty. Ltd.

On December 31, 2014, the Company sold 100% of Demag Cranes and Components Pty. Ltd. (“Demag Cranes”) in Australia to MHE-Demag (S) Pte. Ltd. (“MHE”), a 50% owned joint venture accounted for under the equity method of accounting. The Company recorded a loss on this disposition of approximately $33 million in SG&A on the Consolidated Statement of Income (Loss). The loss was comprised primarily of approximately $23 million of cumulative translation adjustment and approximately $6 million of allocated goodwill. Cash received from these dispositions is included in investing activities in the Consolidated Statement of Cash Flows.